UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809 and 811-10095

Name of Fund:    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2014

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$924,684,092
Total Investments (Cost — $739,346,454) — 100.1%	924,684,092
Liabilities in Excess of Other Assets — (0.1)%	(770,316)

Net Assets — 100.0%	$923,913,776

Notes to Schedule of Investments

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $924,684,092 and 99.5%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2013	1

Schedule of Investments June 30, 2013	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.9%
Esterline Technologies Corp. (a)	127,200	$9,195,288
The KEYW Holding Corp. (a)(b)	505,300	6,695,225
Moog, Inc., Class A (a)(b)	225,200	11,604,556
Orbital Sciences Corp. (a)	522,100	9,068,877
Spirit AeroSystems Holdings, Inc., Class A (a)	431,100	9,260,028

		45,823,974
Automobiles — 0.7%
Thor Industries, Inc.	133,398	6,560,514
Beverages — 0.6%
Cott Corp.	706,200	5,515,422
Biotechnology — 1.2%
ArQule, Inc. (a)	203,200	471,424
Cell Therapeutics, Inc. (a)(b)	552,200	579,810
Geron Corp. (a)	1,309,529	1,964,293
MannKind Corp. (a)(b)	979,453	6,366,445
XOMA Corp. (a)	534,800	1,941,324

		11,323,296
Capital Markets — 2.2%
Artisan Partners Asset Management, Inc. (a)	103,800	5,180,658
Investment Technology Group, Inc. (a)	426,700	5,965,266
Stifel Financial Corp. (a)(b)	271,900	9,698,673

		20,844,597
Chemicals — 3.1%
Axiall Corp.	152,778	6,505,287
Huntsman Corp.	231,600	3,835,296
Kraton Performance Polymers, Inc. (a)	206,300	4,373,560
OM Group, Inc. (a)	288,602	8,923,574
Rockwood Holdings, Inc.	83,355	5,337,221

		28,974,938
Commercial Banks — 8.9%
Banner Corp.	163,399	5,521,252
BBCN Bancorp, Inc.	382,400	5,437,728
Boston Private Financial Holdings, Inc.	473,276	5,035,657
Cathay General Bancorp	144,600	2,942,610
First Horizon National Corp.	397,100	4,447,520
Glacier Bancorp, Inc.	466,500	10,351,635
Hanmi Financial Corp. (a)	108,600	1,918,962
Independent Bank Corp. (b)	252,200	8,700,900
National Penn Bancshares, Inc.	477,200	4,848,352
Old National Bancorp	336,400	4,652,412
Pinnacle Financial Partners, Inc. (a)(b)	244,200	6,278,382
PrivateBancorp, Inc.	242,500	5,143,425
Susquehanna Bancshares, Inc.	593,900	7,631,615
Umpqua Holdings Corp.	383,300	5,753,333
Wintrust Financial Corp.	120,600	4,616,568

		83,280,351
Commercial Services & Supplies — 0.8%
ACCO Brands Corp. (a)(b)	729,800	4,641,528
EnerNOC, Inc. (a)	228,383	3,028,359

		7,669,887
Communications Equipment — 1.9%
ARRIS Group, Inc. (a)	471,600	6,767,460
Harmonic, Inc. (a)	1,068,700	6,786,245
Procera Networks, Inc. (a)(b)	334,200	4,588,566

		18,142,271

Common Stocks	Shares	Value
Computers & Peripherals — 0.6%
NCR Corp. (a)	164,043	$5,411,778
Construction & Engineering — 1.0%
KBR, Inc.	254,600	8,274,500
Orion Marine Group, Inc. (a)	54,062	653,610

		8,928,110
Consumer Finance — 0.3%
Ezcorp, Inc., Class A (a)	150,500	2,540,440
Containers & Packaging — 0.8%
Rock-Tenn Co., Class A	70,580	7,049,530
Diversified Consumer Services — 0.1%
Lincoln Educational Services Corp.	253,176	1,334,237
Diversified Financial Services — 0.6%
Compass Diversified Holdings	297,400	5,213,422
Electric Utilities — 2.8%
ALLETE, Inc.	228,200	11,375,770
El Paso Electric Co.	149,600	5,282,376
Hawaiian Electric Industries, Inc. (b)	180,000	4,555,800
PNM Resources, Inc.	202,600	4,495,694

		25,709,640
Electronic Equipment, Instruments & Components — 4.3%
Anixter International, Inc. (a)	140,700	10,666,467
Ingram Micro, Inc., Class A (a)	298,900	5,676,111
OSI Systems, Inc. (a)	129,200	8,323,064
Plexus Corp. (a)(b)	150,300	4,492,467
Rofin-Sinar Technologies, Inc. (a)(b)	226,400	5,646,416
ScanSource, Inc. (a)	154,500	4,944,000

		39,748,525
Energy Equipment & Services — 2.7%
McDermott International, Inc. (a)(b)	602,000	4,924,360
Oil States International, Inc. (a)	50,400	4,669,056
Pioneer Energy Services Corp. (a)	914,096	6,051,315
Superior Energy Services, Inc. (a)	137,000	3,553,780
TETRA Technologies, Inc. (a)(b)	555,800	5,702,508

		24,901,019
Food Products — 0.4%
Pinnacle Foods, Inc.	153,400	3,704,610
Gas Utilities — 1.9%
South Jersey Industries, Inc.	174,500	10,018,045
Southwest Gas Corp.	164,300	7,687,597

		17,705,642
Health Care Equipment & Supplies — 5.7%
CONMED Corp.	157,419	4,917,770
Hansen Medical, Inc. (a)(b)	1,669,580	2,404,195
Invacare Corp.	707,985	10,166,665
NuVasive, Inc. (a)	514,794	12,761,743
OraSure Technologies, Inc. (a)	2,045,900	7,938,092
Wright Medical Group, Inc. (a)(b)	552,028	14,468,654

		52,657,119
Health Care Providers & Services — 5.0%
Gentiva Health Services, Inc. (a)	786,806	7,836,588
Kindred Healthcare, Inc. (a)(b)	787,048	10,333,940
LCA-Vision, Inc. (a)(c)	1,496,716	4,520,082

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2013	2

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Owens & Minor, Inc.	393,049	$13,296,848
Tenet Healthcare Corp. (a)	226,054	10,421,089

		46,408,547
Hotels, Restaurants & Leisure — 1.7%
Bravo Brio Restaurant Group, Inc. (a)	232,100	4,136,022
Brinker International, Inc.	122,275	4,821,303
Papa John’s International, Inc. (a)	98,889	6,464,374

		15,421,699
Household Durables — 2.1%
MDC Holdings, Inc.	79,739	2,592,315
SodaStream International Ltd. (a)	130,200	9,459,030
Taylor Morrison Home Corp., Class A (a)	268,741	6,551,906
TRI Pointe Homes, Inc. (a)	59,540	987,173

		19,590,424
Insurance — 2.0%
Horace Mann Educators Corp.	289,800	7,065,324
National Financial Partners Corp. (a)	228,900	5,793,459
Selective Insurance Group, Inc.	259,800	5,980,596

		18,839,379
Internet Software & Services — 0.3%
WebMD Health Corp. (a)	82,400	2,420,088
Leisure Equipment & Products — 0.5%
LeapFrog Enterprises, Inc. (a)(b)	476,982	4,693,503
Life Sciences Tools & Services — 1.7%
Affymetrix, Inc. (a)(b)	3,197,900	14,198,676
Pacific Biosciences of California, Inc. (a)	536,300	1,351,476

		15,550,152
Machinery — 5.4%
AGCO Corp.	128,100	6,429,339
Altra Holdings, Inc.	418,497	11,458,448
Barnes Group, Inc.	119,900	3,595,801
Briggs & Stratton Corp.	159,900	3,166,020
CIRCOR International, Inc.	53,929	2,742,829
Crane Co.	58,700	3,517,304
EnPro Industries, Inc. (a)(b)	47,100	2,390,796
Kennametal, Inc.	120,700	4,686,781
RBC Bearings, Inc. (a)	190,900	9,917,255
Titan International, Inc.	158,400	2,672,208

		50,576,781
Metals & Mining — 1.2%
Haynes International, Inc.	183,595	8,788,693
Materion Corp.	79,386	2,150,567

		10,939,260
Multiline Retail — 0.6%
Fred’s, Inc., Class A	391,814	6,069,199
Multi-Utilities — 1.6%
NorthWestern Corp.	365,500	14,583,450
Oil, Gas & Consumable Fuels — 6.8%
Africa Oil Corp. (a)(b)	1,049,000	7,031,901
Bill Barrett Corp. (a)(b)	207,900	4,203,738
Carrizo Oil & Gas, Inc. (a)(b)	313,300	8,875,789
Gastar Exploration Ltd. (a)	1,166,254	3,113,898
Goodrich Petroleum Corp. (a)(b)	87,300	1,117,440

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Oasis Petroleum, Inc. (a)	328,824	$12,781,389
SM Energy Co.	227,900	13,669,442
Stealthgas, Inc. (a)	418,000	4,598,000
Whiting Petroleum Corp. (a)	166,400	7,669,376

		63,060,973
Paper & Forest Products — 0.8%
Schweitzer-Mauduit International, Inc.	144,940	7,229,607
Professional Services — 0.7%
Kforce, Inc.	456,900	6,670,740
Real Estate Investment Trusts (REITs) — 7.4%
BioMed Realty Trust, Inc.	325,832	6,591,581
CommonWealth REIT (b)	505,666	11,690,998
Corporate Office Properties Trust (b)	217,136	5,536,968
DuPont Fabros Technology, Inc. (b)	477,105	11,522,086
Education Realty Trust, Inc.	796,023	8,143,315
Pennsylvania Real Estate Investment Trust	534,611	10,093,456
Rouse Properties, Inc.	795,104	15,599,940

		69,178,344
Road & Rail — 1.2%
Marten Transport Ltd.	380,622	5,964,347
Vitran Corp., Inc. (a)	797,521	5,215,787

		11,180,134
Semiconductors & Semiconductor Equipment — 2.7%
DSP Group, Inc. (a)	802,037	6,664,927
Fairchild Semiconductor International, Inc. (a)(b)	300,500	4,146,900
PMC-Sierra, Inc. (a)	1,003,000	6,369,050
RF Micro Devices, Inc. (a)	530,900	2,840,315
Teradyne, Inc. (a)(b)	293,400	5,155,038

		25,176,230
Software — 2.5%
Bottomline Technologies, Inc. (a)(b)	237,297	6,001,241
Compuware Corp.	152,800	1,581,480
Monotype Imaging Holdings, Inc.	82,900	2,106,489
PTC, Inc. (a)(b)	266,600	6,539,698
Take-Two Interactive Software, Inc. (a)	442,600	6,625,722

		22,854,630
Specialty Retail — 6.3%
Abercrombie & Fitch Co., Class A	99,009	4,480,157
Aeropostale, Inc. (a)(b)	359,653	4,963,211
Ascena Retail Group, Inc. (a)(b)	213,130	3,719,119
Chico’s FAS, Inc.	263,630	4,497,528
The Children’s Place Retail Stores, Inc. (a)	107,600	5,896,480
Express, Inc. (a)	463,500	9,719,595
Genesco, Inc. (a)(b)	156,800	10,504,032
OfficeMax, Inc.	572,394	5,855,591
Penske Automotive Group, Inc.	195,700	5,976,678
Stage Stores, Inc.	128,512	3,020,032

		58,632,423
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd. (a)	67,392	3,242,903
Vera Bradley, Inc. (a)	106,100	2,298,126
Wolverine World Wide, Inc. (b)	62,800	3,429,508

		8,970,537

3	MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — 1.0%
Northwest Bancshares, Inc.	211,700	$2,860,067
Provident Financial Services, Inc.	437,565	6,904,776

		9,764,843
Trading Companies & Distributors — 0.2%
Air Lease Corp.	64,000	1,765,760
Wireless Telecommunication Services — 0.4%
Leap Wireless International, Inc. (a)	558,500	3,758,705
Total Common Stocks — 98.6%		916,374,730
Warrants (d)
Biotechnology — 0.1%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	220,500	617,400
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	202,350	189,197
Total Warrants — 0.1%		806,597
Total Long-Term Investments (Cost — $730,897,522) — 98.7%		917,181,327

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (e)(f)	21,270,771	$21,270,771
	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (e)(f)(g)	$122,955	122,955,483
Total Short-Term Securities (Cost — $144,226,254) — 15.5%		144,226,254
Total Investments (Cost — $875,123,776*) — 114.2%		1,061,407,581
Liabilities in Excess of Other Assets — (14.2)%		(131,745,241)

Net Assets — 100.0%		$929,662,340

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$882,534,412

Gross unrealized appreciation	$214,587,616
Gross unrealized depreciation	(35,714,447)

Net unrealized appreciation	$178,873,169

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers (whereby the Master LLC held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2013	Shares Purchased	Shares Sold	Shares Held at June 30, 2013	Value Held at June 30, 2013	Realized Gain
LCA-Vision, Inc.	1,496,716	—	—	1,496,716	$4,520,082	—

(d)	Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at March 31, 2013	Net Activity	Shares/Beneficial Interest Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	23,663,723	(2,392,952)	21,270,771	$3,934
BlackRock Liquidity Series, LLC Money Market Series	$133,618,177	$(10,662,694)	$122,955,483	$160,661

(g)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2013	4|

Schedule of Investments (concluded)	Master Value Opportunities LLC

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$916,992,130	—	$189,197	$917,181,327
Short-Term Securities	21,270,771	$122,955,483	—	144,226,254
Total	$938,262,901	$122,955,483	$189,197	$1,061,407,581

[1]	See above Schedule of Investments for values in each industry excluding Level 3, Biotechnology, within the table.

Certain of the Master LLC’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value.	$209	—	—	$209
Liabilities:
Collateral on securities loaned at value.	—	$(122,955,483)	—	(122,955,483)
Bank overdraft.	—	(264,407)	—	(264,407)
Total	$209	$(123,219,890)	—	$(123,219,681)

There were no transfers between levels during the period ended June 30, 2013.

5	MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 23, 2013